Equity Method Investments (Tables) (Segment, Continuing Operations [Member])	12 Months Ended
Dec. 31, 2012
Schedule Of Losses On Equity Method Investments

The carrying amount of equity method investments at December 31 of each year consisted of the following (in millions):

	Janssen AI	Proteostasis	Alkermes plc	Total
At January 1, 2010	$235.0	$—	$—	$235.0
Net loss on equity method investments	(26.0)	—	—	(26.0)

At December 31, 2010	209.0	—	—	209.0
Addition	—	20.0	528.6	548.6
Net loss on equity method investments — continuing operations	(78.4)	(2.7)	—	(81.1)
Net loss on equity method investments — discontinued operations	—	—	(0.7)	(0.7)

At December 31, 2011	130.6	17.3	527.9	675.8
Share of net losses of equity method investment — continuing operations	(101.2)	(3.3)	—	(104.5)
Impairment of equity method investment — continuing operations	(117.3)	—	—	(117.3)
Net loss on equity method investment — discontinued operations	—	—	(7.2)	(7.2)
Addition	76.9	—	—	76.9
Disposal of equity method investment	—	—	(394.2)	(394.2)
Reclassification to available for sale investment	—	—	(126.5)	(126.5)
Reclass of excess of losses over investment to current liabilities	11.0	—	—	11.0

At December 31, 2012	$—	$14.0	$—	$14.0

Janssen AI [Member]
Summarized Balance Sheet

Summarized balance sheet amounts of Janssen AI are presented below at December 31 of each year (in millions):

	2012	2011
Current assets	$41.9	$12.9
Non-current assets	$9.3	$688.6
Current liabilities	$60.6	$60.2
Non-current liabilities	$0.9	$8.9

Summarized Income Statement

Summarized income statement amounts of Janssen AI is presented below for the years to December 31, 2012, 2011 and 2010 (in millions):

	2012	2011	2010
R&D expenses for the year	$188.7	$185.3	$141.2
Asset impairment charge	$678.9	$—	$—
Net loss for the year	$913.7	$216.3	$173.6